Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	May 31, 2020	May 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 29,646
Less: Accumulated amortization
Total	$ 29,646